Commitments and Contingent Liabilities	3 Months Ended
Mar. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Noncancelable Purchase Obligations

The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of March 31, 2025, and December 31, 2024, the total value of open purchase orders acknowledged by such manufacturing contractors was approximately $7,077 thousand and $8,044 thousand, respectively.

The Company has noncancelable purchase agreements for certain IP embedded in the Company’s products as well as certain agreement for the license of development tools used by the development team. As of March 31, 2025, and December 31, 2024, the total value of non-paid amounts related to such agreements totaled to $1,651 thousand and $2,349 thousand, respectively.

b.	Legal proceedings

As of March 31, 2025 and December 31, 2024, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no material action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.

On March 26, 2024, the Company received a complaint from a customer regarding allegedly damaged chips due to a certain batch production incident that customer embedded in its product. The company identified and remedied the production process. On September 10, 2024, the customer sent a cost claim letter in the amount of 2,096 thousand Euro ($2,268 thousand as of March 31, 2025).

In 2024, the Company recorded a relevant provision in its books, within its other current liabilities. Relevant expenses were recorded in the general and administrative expenses.

As of March 31, 2025, this incident and its full results are still being discussed between the Company, the customer and the relevant insurers, and the actual expenses may eventually be higher than those recorded by the Company. The Company believes that it will be able to obtain reimbursement from its product liability insurance, however there is no certainty that the Company will be able to recure the entire expenses amount from the insurance company. The Company has not yet recorded an asset in its books.